Summary of Significant Accounting Policies - Advertising Costs Incurred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Advertising expense	$ 18,534	$ 13,903	$ 12,774